Convertible Notes Payable (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Convertible Notes Payable Details 1
Interest on judgment payable			$ 13,141
Interest on convertible notes	$ 2,691	$ 35,048	52,720	21,172
Interest on related party loans	1,200	1,200	2,400	1,170
Amortization of derivative discounts			551,149	578
Amortization of beneficial conversion feature		81,648	79,451	10,272
Amortization of OID		20,647	81,648	117,500
Amortization of loan origination costs		44,811	36,914	14,384
Derivative discounts	149,456	225,457
Amortization of warrants				32,973
Total interest expense	$ 152,747	$ 408,811	$ 817,423	$ 198,049